UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois  60048

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

March 31, 2025

FORESTER VALUE FUND – CLASS I

FVILX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Forester Value Fund – Class I - FVILX (the “Fund”) for the period April 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class I	$103	0.99%

*Annualized

managment’s discussion of fund performance

The Forester Value Fund Class I returned 8.27% for the year ended March 31, 2025, versus 8.25% for the S&P 500 Index, buoyed in part by favorable stock market conditions. Value stocks came back in favor during the latter half of the year as investor concerns about economic growth and extreme valuations made value stocks more attractive.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the August and February-March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2025

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class I	8.27%	1.17%	0.22%	$ 10,218
S&P 500 Index	8.25%	18.58%	12.49%	$ 32,472

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class I, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,089,596	39	7.91%	$28,020

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of net assets)

1.	U.S. Government Treasury Bill, 0.00%, 06/26/2025	19.23%
2.	Alamos Gold, Inc.	4.56%
3.	Agnico Eagle Mines, Ltd. (Canada)	3.97%
4.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	3.57%
5.	S&P 500 Index Put	3.11%
6.	The Kroger Co.	2.74%
7.	Cardinal Health, Inc.	2.68%
8.	Aon Plc. (United Kingdom)	2.58%
9.	Verizon Communications, Inc.	2.41%
10.	Exelon Corp.	2.39%
	Total % of Net Assets	47.24%

How has the fund changed

The Fund has not had any material changes during the year ended March 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-388-0365, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://forestervalue.com/index.html or contact us at 1-800-388-0365.

ANNUAL SHAREHOLDER REPORT

March 31, 2025

FORESTER VALUE FUND – CLASS N

FVALX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Forester Value Fund – Class N - FVALX (the “Fund”) for the period April 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class N	$130	1.25%

*Annualized

managment’s discussion of fund performance

The Forester Value Fund Class N returned 7.98% for the year ended March 31, 2025, versus 8.25% for the S&P 500 Index, buoyed in part by favorable stock market conditions. Value stocks came back in favor during the latter half of the year as investor concerns about economic growth and extreme valuations made value stocks more attractive.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the August and February-March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2025

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class N	7.98%	0.98%	0.00%	$ 9,996
S&P 500 Index	8.25%	18.58%	12.49%	$ 32,472

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class N, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,089,596	39	7.91%	$28,020

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of net assets)

1.	U.S. Government Treasury Bill, 0.00%, 06/26/2025	19.23%
2.	Alamos Gold, Inc.	4.56%
3.	Agnico Eagle Mines, Ltd. (Canada)	3.97%
4.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	3.57%
5.	S&P 500 Index Put	3.11%
6.	The Kroger Co.	2.74%
7.	Cardinal Health, Inc.	2.68%
8.	Aon Plc. (United Kingdom)	2.58%
9.	Verizon Communications, Inc.	2.41%
10.	Exelon Corp.	2.39%
	Total % of Net Assets	47.24%

How has the fund changed

The Fund has not had any material changes during the year ended March 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-388-0365, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://forestervalue.com/index.html or contact us at 1-800-388-0365.

ANNUAL SHAREHOLDER REPORT

March 31, 2025

FORESTER VALUE FUND – CLASS R

FVRLX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Forester Value Fund – Class R - FVRLX (the “Fund”) for the period April 1, 2024 to March 31, 2025.

You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class R	$156	1.50%

*Annualized

managment’s discussion of fund performance

The Forester Value Fund Class R returned 7.58% for the year ended March 31, 2025, versus 8.25% for the S&P 500 Index, buoyed in part by favorable stock market conditions. Value stocks came back in favor during the latter half of the year as investor concerns about economic growth and extreme valuations made value stocks more attractive.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the August and February-March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2025

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class R	7.58%	0.73%	-0.22%	$ 9,777
S&P 500 Index	8.25%	18.58%	12.49%	$ 32,472

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class R, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,089,596	39	7.91%	$28,020

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of net assets)

1.	U.S. Government Treasury Bill, 0.00%, 06/26/2025	19.23%
2.	Alamos Gold, Inc.	4.56%
3.	Agnico Eagle Mines, Ltd. (Canada)	3.97%
4.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	3.57%
5.	S&P 500 Index Put	3.11%
6.	The Kroger Co.	2.74%
7.	Cardinal Health, Inc.	2.68%
8.	Aon Plc. (United Kingdom)	2.58%
9.	Verizon Communications, Inc.	2.41%
10.	Exelon Corp.	2.39%
	Total % of Net Assets	47.24%

How has the fund changed

The Fund has not had any material changes during the year ended March 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-388-0365, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://forestervalue.com/index.html or contact us at 1-800-388-0365.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)        Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)        Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)        The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that Thomas Forester is an audit committee financial expert.  Thomas Forester is not independent for purposes of this Item 3.  Mr. Forester is considered an expert due to education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2025 $ 14,300

FY 2024 $ 14,300

(b) Audit-Related Fees

                Registrant

FY 2025   $ 0

FY 2024   $ 0

Nature of the fees: N/A

(c) Tax Fees

                   Registrant

FY 2025   $ 2,400

FY 2024   $ 2,400

Nature of the fees: Tax filing and preparation.

(d) All Other Fees

                 Registrant

FY 2025   $ 0

FY 2024   $ 0

Nature of the fees:

(e)       (1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2025, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Forester Value Fund

Class I Shares (FVILX)

Class N Shares (FVALX)

Class R Shares (FVRLX)

ANNUAL FINANCIAL STATEMENTS

MARCH 31, 2025

	The Forester Value Fund

SCHEDULE OF INVESTMENTS
March 31, 2025

Shares/Par Value		Fair Value

COMMON STOCKS - 69.29%

Communication Services - 3.24%
700	Comcast Corp. Class A	$ 25,830
1,640	Verizon Communications, Inc.	74,390
		100,220
Consumer Discretionary - 1.97%
900	Ebay, Inc.	60,957

Consumer Staples - 12.56%
1,200	Altria Group, Inc.	72,024
1,000	General Mills, Inc.	59,790
550	JM Smucker Co.	65,126
900	Molson Coors Beverage Co.	54,783
1,700	The Kraft Heinz Co.	51,731
1,250	The Kroger Co.	84,613
		388,067
Energy - 6.89%
900	BP PLC ADR	30,411
400	ConocoPhillips	42,008
200	Diamondback Energy, Inc.	31,976
2,000	Energy Transfer LP	37,180
600	Exxon Mobil Corp.	71,358
		212,933
Financials - 9.75%
260	Allstate Corp.	53,838
200	Aon Plc. (United Kingdom)	79,818
170	Chubb Ltd. (Switzerland)	51,338
200	The Travelers Companies, Inc.	52,892
1,500	US Bancorp, Inc.	63,330
		301,216
Health Care - 12.74%
200	Amgen, Inc.	62,310
600	Cardinal Health, Inc.	82,662
810	CVS Health Corp.	54,878
400	Johnson & Johnson	66,336
3,000	Teva Pharmaceutical Industries Ltd. ADR *	46,110
120	The Cigna Group	39,480

80	UnitedHealth Group, Inc.	41,900
		393,676
COMMON STOCKS (CONTINUED) - 69.29%
Industrials - 2.58%
370	3M Co.	$ 54,338
100	Quanta Services, Inc.	25,418
		79,756
Information Technology - 4.32%
1,000	HP, Inc.	27,690
200	International Business Machines Corp.	49,732
400	Oracle Corp.	55,924
		133,346
Materials - 8.53%
1,130	Agnico Eagle Mines, Ltd. (Canada)	122,503
5,270	Alamos Gold, Inc.	140,920
		263,423
Utilities - 6.71%
1,300	Dominion Energy, Inc.	72,891
1,600	Exelon Corp.	73,728
1,500	First Energy Corp.	60,630
		207,249

TOTAL FOR COMMON STOCKS (Cost $1,216,085) - 69.29%		2,140,843

TOTAL FOR PUT OPTIONS PURCHASED (Premiums Paid $147,834) - 3.11%		96,000

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 19.22%
600,000	U.S. Government Treasury Bill, 0.00%, 06/26/2025	593,987
TOTAL FOR U.S GOVERNMENT AGENCIES & OBLIGATIONS (Cost $594,069) - 19.22%		593,987

MONEY MARKET FUND - 3.57%
110,278	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 4.20% **	110,278
TOTAL FOR MONEY MARKET FUND (Cost $110,278) - 3.57%		110,278

TOTAL INVESTMENTS (Cost $2,068,266) - 95.19%		2,941,108

OTHER ASSETS LESS LIABILITIES, NET - 4.81%		$ 148,488

NET ASSETS - 100.00%		$ 3,089,596

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2025.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

SCHEDULE OF PUT OPTIONS PURCHASED
March 31, 2025

Underlying Security	Counterparty	Contracts +	Notional Amount **	Exercise Price	Expiration	Fair Value

PUT OPTIONS - 3.11%

S&P 500 Index Put *	Options Clearing Corp.	10	$ 5,500,000	$ 5,500	5/16/2025	$ 96,000
Total Put Options (Premiums Paid $147,834) - 3.11%						$ 96,000

* Non-income producing security during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price at March 31, 2025.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025

Assets:
Investments in Securities, at Fair Value (Cost $2,068,266)	$ 2,941,108
Cash	1,000
Deposit with Broker	140,733
Receivables:
Shareholder Subscriptions	10,597
Dividends and Interest	3,097
Total Assets	3,096,535
Liabilities:
Payables:
Due to Advisor	3,242
Shareholder Redemptions	3,697
Total Liabilities	6,939
Net Assets	$ 3,089,596

Net Assets Consist of:
Paid In Capital	$ 2,613,273
Distributable Earnings	476,323
Net Assets	$ 3,089,596

Class I Shares:
Net Assets	$ 427,624
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	75,313
Net asset value, offering price, and redemption price per share	$ 5.68

Class N Shares:
Net Assets	$ 1,984,870
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	363,094
Net asset value, offering price, and redemption price per share	$ 5.47

Class R Shares:
Net Assets	$ 677,162
Shares outstanding (250,000,000 shares authorized with $0.0001 par value)	114,150
Net asset value, offering price, and redemption price per share	$ 5.93

The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $269)	$ 66,793
Interest	37,072
Total Investment Income	103,865

Expenses:
Advisory Fees	28,020
Distribution (12b-1) Fees	8,492
Administration Fees	3,419
Total Expenses	39,931

Net Investment Income	63,934

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	387,302
Options Purchased	(49,721)
337,581
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(167,290)
Options Purchased	(26,263)
(193,553)

Net Realized and Unrealized Gain on Investments and Options	144,028

Net Increase in Net Assets Resulting from Operations	$ 207,962

The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	3/31/2025	3/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 63,934	$ 87,026
Net Realized Gain (Loss) on Investments and Options	337,581	(66,455)
Unrealized Appreciation (Depreciation) on Investments and Options	(193,553)	(59,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	207,962	(38,716)

Distributions to Shareholders:
Distributions:
Class I Shares	(12,130)	(16,482)
Class N Shares	(51,564)	(70,656)
Class R Shares	(15,201)	(18,487)
Total Distributions Paid to Shareholders	(78,895)	(105,625)

Capital Share Transactions	(608,568)	(833,623)

Total Decrease	(479,501)	(977,964)

Net Assets:
Beginning of Year	3,569,097	4,547,061

End of Year	$ 3,089,596	$ 3,569,097

The accompanying notes are an integral part of these financial statements.

The Forester Value Fund - Class I

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the year:

	Years Ended
	3/31/2025	3/31/2024		3/31/2023		3/31/2022		3/31/2021

Net Asset Value, at Beginning of Year	$ 5.41	$ 5.61		$ 5.87		$ 5.77		$ 11.10

Income From Investment Operations:
Net Investment Income *	0.13	0.14		0.12		0.07		0.12
Net Gain (Loss) on Securities (Realized and Unrealized)	0.30	(0.16)		(0.34)		0.11		(0.39)
Total from Investment Operations	0.43	(0.02)		(0.22)		0.18		(0.27)

Distributions:
Net Investment Income	(0.16)	(0.18)		(0.04)		(0.08)		(0.20)
Realized Gains	-	-		-		-		(4.86)
Total from Distributions	(0.16)	(0.18)		(0.04)		(0.08)		(5.06)

Net Asset Value, at End of Year	$ 5.68	$ 5.41		$ 5.61		$ 5.87		$ 5.77

Total Return **	8.27%	(0.27)%		(3.77)%		3.22%		(1.17)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 428	$ 484		$ 540		$ 1,109		$ 1,213
Ratio of Expenses to Average Net Assets	0.99%	0.99%	+	0.99%	+	0.99%	+	0.99%	+
Ratio of Net Investment Income to Average Net Assets	2.33%	2.67%		1.96%		1.29%		1.30%
Portfolio Turnover	7.91%	7.13%		117.75%		7.80%		4.77%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Assumes reinvestment of dividends.
+ Expenses (excluding interest expense) were 0.99% for the years ended March 31, 2024, 2023, 2022 and 2021.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund - Class N

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the year:

	Years Ended
	3/31/2025	3/31/2024		3/31/2023		3/31/2022		3/31/2021

Net Asset Value, at Beginning of Year	$ 5.21	$ 5.41		$ 5.69		$ 5.59		$ 10.88

Income From Investment Operations:
Net Investment Income *	0.11	0.12		0.10		0.06		0.09
Net Gain (Loss) on Securities (Realized and Unrealized)	0.29	(0.16)		(0.29)		0.10		(0.39)
Total from Investment Operations	0.40	(0.04)		(0.19)		0.16		(0.30)

Distributions:
Net Investment Income	(0.14)	(0.16)		(0.09)		(0.06)		(0.13)
Realized Gains	-	-		-		-		(4.86)
Total from Distributions	(0.14)	(0.16)		(0.09)		(0.06)		(4.99)

Net Asset Value, at End of Year	$ 5.47	$ 5.21		$ 5.41		$ 5.69		$ 5.59

Total Return **	7.98%	(0.55)%		(3.57)%		2.96%		(1.54)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 1,985	$ 2,371		$ 2,737		$ 3,139		$ 3,563
Ratio of Expenses to Average Net Assets	1.25%	1.25%	+	1.25%	+	1.25%	+	1.25%	+
Ratio of Net Investment Income to Average Net Assets	2.05%	2.39%		1.69%		1.03%		1.04%
Portfolio Turnover	7.91%	7.13%		117.75%		7.80%		4.77%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Assumes reinvestment of dividends.
+ Expenses (excluding interest expense) were 1.25% for the years ended March 31, 2024, 2023, 2022 and 2021.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund - Class R

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout the year:

	Years Ended
	3/31/2025	3/31/2024		3/31/2023		3/31/2022		3/31/2021

Net Asset Value, at Beginning of Year	$ 5.64	$ 5.83		$ 6.11		$ 6.01		$ 11.26

Income From Investment Operations:
Net Investment Income *	0.10	0.12		0.10		0.05		0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.32	(0.17)		(0.32)		0.10		(0.38)
Total from Investment Operations	0.42	(0.05)		(0.22)		0.15		(0.31)

Distributions:
Net Investment Income	(0.13)	(0.14)		(0.06)		(0.05)		(0.08)
Realized Gains	-	-		-		-		(4.86)
Total from Distributions	(0.13)	(0.14)		(0.06)		(0.05)		(4.94)

Net Asset Value, at End of Year	$ 5.93	$ 5.64		$ 5.83		$ 6.11		$ 6.01

Total Return **	7.58%	(0.75)%		(3.74)%		2.56%		(1.62)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 677	$ 713		$ 1,271		$ 765		$ 804
Ratio of Expenses to Average Net Assets	1.50%	1.50%	+	1.50%	+	1.50%	+	1.50%	+
Ratio of Net Investment Income to Average Net Assets	1.80%	2.07%		1.52%		0.78%		0.81%
Portfolio Turnover	7.91%	7.13%		117.75%		7.80%		4.77%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Assumes reinvestment of dividends.
+ Expenses (excluding interest expense) were 1.50% for the years ended March 31, 2024, 2023, 2022 and 2021.
The accompanying notes are an integral part of these financial statements.

The Forester Value Fund

Notes to Financial Statements

March 31, 2025

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering one series of shares, The Forester Value Fund. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). Forester Capital Management, Ltd. (the “Advisor”) serves as the Fund’s investment advisor. The Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. Each class of shares commenced operations on the following dates: Class I shares June 8, 2009, Class N shares September 10, 1999 and Class R shares December 28, 2010. Each class differs as to administrative and distribution fees, such that Class I shares have no distribution fees but there is a higher minimum initial investment required. See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Fund.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Fund’s 2025 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal and State of Illinois, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2025, the Fund did not incur any interest or penalties.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and investment income, if any at year-end. Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

Options - The Fund may invest in put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the Fund to successfully utilize options will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

3.) SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common stocks) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Short term investments – Investments in other investment companies, including money market funds, are valued at the investment company’s net asset value per share. These securities will be categorized in level 1 of the fair value hierarchy.

U.S. government agencies & obligations - U.S. government agencies & obligations are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government obligations are categorized in level 1 or level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Derivative instruments (put options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, options are valued at the closing bid price. These securities will be categorized in level 2 of the fair value hierarchy if valued at other than closing price.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2025:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 2,140,843	$ -	$ -	$ 2,140,843
Put Options Purchased	-	96,000	-	96,000
U.S. Government Agencies & Obligations	-	593,987	-	593,987
Money Market Fund	110,278	-	-	110,278
	$ 2,251,121	$ 689,987	$ -	$ 2,941,108

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

The Fund did not hold any Level 3 assets during the year ended March 31, 2025. There were no significant transfers into or out of level 1 or level 2 during the period. It is the Fund's policy to recognize transfers into and out of level 1 and level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement – The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and personnel needed by the Fund. The Advisor receives a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.89% of the Fund's average daily net assets for Class I, Class N and Class R shares. For the year ended March 31, 2025, the Advisor earned a management fee of $3,886 for Class I, $18,034 for Class N, and $6,100 for Class R. The Fund owes the Advisor $2,263 for management fees as of March 31, 2025.

Administrative Fee - The Fund pays the Advisor an administration fee for all other normal operating expenses (including administrative services and all expenses related to the Fund’s daily operations, excluding management fees and certain excluded extraordinary expenses like non-filing legal fees ), which is computed and accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets for Class I shares, 0.11% of the Fund's average daily net assets for Class N and Class R shares. For the year ended March 31, 2025, the Advisor earned a fee of $436 for Class I, $2,229 for Class N and $754 for Class R. The Fund owes the Advisor $280 at March 31, 2025 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund pays broker-dealers for distributing Class N and Class R shares of the Fund. This expense, which is computed and accrued daily and paid monthly, is limited to an annual rate 0.25% of Class N average daily net assets and an annual rate of 0.50% of Class R average daily net assets. For the year ended March 31, 2025, the Fund accrued $5,065 for Class N and $3,427 for Class R. The Fund owes the Advisor $699 at March 31, 2025 for distribution fees.

Related Party - Thomas Forester is the control person of the Advisor and also serves as a director and officer of the Company. Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) SEGMENT REPORTING

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role, the Advisor is deemed to be the Chief Operating Decision Maker.

6.) INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, options and U.S. Government Securities, aggregated $183,258 and $1,011,486, respectively; purchases and sales of options aggregated $835,609 and $681,776, respectively; purchases and sales of long term U.S. Government securities aggregated $882,575 and $999,146, respectively.

7.) DERIVATIVE TRANSACTIONS

The Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of its derivative activities during the year ended March 31, 2025.

Average notional value of:

Put Options Purchased $ 7,386,250

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of March 31, 2025, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Index Contracts
Put Options Purchased (Investments in Securities)	$ 96,000
Total Assets	$ 96,000

For the year ended March 31, 2025, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized depreciation on:	Equity Index Contracts	Total
Put Options Purchased (Investments)*	$ (26,263)	$ (26,263)

Net realized loss on:	Equity Index Contracts	Total
Put Options Purchased (Investments)*	$ (49,721)	$ (49,721)

*This information is also in the investments line item in the Statement of Operations.

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund’s use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

8.) CAPITAL SHARE TRANSACTIONS

As of March 31, 2025, there were 5,000,000,000 shares of capital stock for the Company with a par value of $0.0001 authorized. Transactions in capital stock were as follows:

	Year ended March 31, 2025		Year ended March 31, 2024
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	2,765	$ 15,122	1,320	$ 7,200
Shares issued in reinvestment of dividends	1,923	9,920	2,709	13,980
Shares redeemed	(18,829)	(101,740)	(10,705)	(55,918)
Net decrease	(14,141)	$(76,698)	(6,676)	$(34,738)

	Year ended March 31, 2025		Year ended March 31, 2024
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	42,077	$ 227,914	71,205	$ 356,141
Shares issued in reinvestment of dividends	9,918	49,294	13,693	68,054
Shares redeemed	(143,735)	(739,724)	(135,767)	(703,901)
Net decrease	(91,740)	$(462,516)	(50,869)	$(279,706)

	Year ended March 31, 2025		Year ended March 31, 2024
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	7,540	$ 41,976	13,861	$ 78,142
Shares issued in reinvestment of dividends	2,815	15,201	3,436	18,487
Shares redeemed	(22,667)	(126,531)	(108,646)	(615,808)
Net decrease	(12,312)	$ (69,354)	(91,349)	$(519,179)

9.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year. As of March 31, 2025, the Fund’s most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 7,836
Short-term Capital Loss Carryforward – Non-expiring	(456,189)
Post-October Capital Loss Deferral	-
Net Unrealized Appreciation of Investments	924,676
Total Distributable Earnings	$ 476,323

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following year. The Fund utilized $120,539 of capital loss carry forwards during the year ended March 31, 2025.

As of March 31, 2025, the Fund has a capital loss carryforward available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Short-term non-expiring	$ 456,189

As of March 31, 2025, the tax basis components of unrealized appreciation (depreciation) and cost of investment securities inclusive of derivative contracts were as follows:

Gross unrealized appreciation on investment securities	$ 940,676
Gross unrealized depreciation on investment securities	(16,000)
Net unrealized appreciation on investment securities	$ 924,676

Tax cost of investment securities, including short-term investments*	$ 2,016,432

*The difference between the book cost and tax cost of investments represents mark-to-market on 1256 contracts for tax purposes.

The tax character of distributions paid during the year ended March 31, 2025 is as follows:

Ordinary income:	March 31, 2025
Class I Shares	$ 12,130
Class N Shares	51,564
Class R Shares	15,201
Total	$ 78,895

The tax character of distributions paid during the year ended March 31, 2024 is as follows:

Ordinary income:	March 31, 2024
Class I Shares	$ 16,482
Class N Shares	70,656
Class R Shares	18,487
Total	$ 105,625

10.) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

11.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of March 31, 2025, National Financial Services, LLC, in omnibus accounts, for the benefit of others, in aggregate, owned approximately 35% of the Fund and may be deemed to control the Fund.

12.) MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

13.) NEW ACCOUNTING PRONOUNCEMENTS

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments became effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. The Fund is in compliance with this new rule.

14.) SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of the Forester Value Fund,

a Series of the Forester Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Forester Value Fund, a Series of the Forester Funds (the "Fund"), including the schedule of investments and schedule of put options purchased, as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Forester Value Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of March 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2005

Huntingdon Valley, Pennsylvania

May 23, 2025

The Forester Value Fund

Additional information

March 31, 2025 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov. A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Advisory Agreement Renewal – At a meeting held on March 19, 2025, the Board of Trustees (the “Board”) of Forester Funds, Inc., including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”) voting separately, reviewed and unanimously approved the continuance, for an additional annual period, of the Investment Advisory Agreements between the Funds and Forester Capital Management, Ltd. (the “Adviser”) on behalf of the Forester Value Fund, the “Fund”).

In determining whether to approve continuances of the Investment Advisory Agreements of the Funds (the “Advisory Agreements”), the Independent Trustees requested and received from the Adviser such information as they deemed reasonably necessary to evaluate the terms of the Advisory Agreements and to assess whether the Advisory Agreements continue to be in the best interests of the Funds and their shareholders. In addition to reviewing and considering this information, the Independent Trustees considered information relating to the Funds and the Adviser that was provided to them in connection with meetings of the Board held throughout the year. They reviewed and considered, among other things: (i) the nature, extent and quality of the services provided by the Adviser to each of the Funds; (ii) the investment performance of each of the Funds; (iii) comparisons of the advisory fees and expenses of the Funds to the fees and expenses of peer groups of mutual funds; (iv) the Adviser’s costs of providing services to the Funds and the profits realized by the Adviser from its relationship with the Funds; (v) whether economies of scale in the Adviser’s costs of providing services have been realized from growth of the Funds’ assets; and (vi) whether the advisory fees payable by each Fund reflect an appropriate sharing of any such economies with such Fund for the benefit of the Fund and its shareholders. The Independent Trustees also reviewed the background, qualifications, education and experience of the Adviser’s investment professionals and support personnel, and discussed and considered: (i) the quality of shareholder communications, administrative functions and other services provided by the Adviser to the Trust and each of the Funds; (ii) the quality of the Adviser’s compliance program; (iii) the Adviser’s role in coordinating and supervising services provided to the Trust; and (iv) indirect benefits, if any, that the Adviser may derive from its relationship with the Funds. The Independent Trustees met with and asked questions of representatives of the Adviser, including Thomas Forester.

The Adviser provided the Independent Trustees with information to assist them in analyzing returns of the Funds over various periods. In these materials, the returns of each Fund were compared to the returns of relevant indices and to the average returns of one or more selected peer groups of mutual funds.

They reviewed the Value Fund’s performance over various periods as compared to the performance of mutual funds categorized by Morningstar, Inc. as Equity Hedged and a Peer Group. They recognized that the Fund under-performed for 1, 3, 5 and 10 year periods. The Adviser noted that both the outperformance and underperformance of the Fund in recent years is largely attributable to the Fund’s use of hedging techniques and the nature of the Fund’s alternative investment approach, which is not intended to track general stock market movements. In evaluating the Value Fund’s investment performance, the Independent Trustees recognized that the use of hedging is an integral part of the Fund’s investment program and that, although this has caused the Fund to underperform in the above periods, the Adviser has managed the investment portfolio of the Value Fund in a manner consistent with the Fund’s investment objective and policies, and with the Adviser’s investment methodology, as described in the Fund’s prospectus. The Independent Trustees also recognized that the Adviser has from time to time implemented various modifications in its hedging approach with the goals of improving the investment performance of the Fund over the long term and reducing the risks and costs of its hedging strategy.

In evaluating the advisory fees payable by the Funds and the Funds’ expense ratios, the Independent Trustees reviewed comparative expense and advisory fee information for peer groups of mutual funds based on investment style.

With respect to advisory fees, the Independent Trustees concluded that the advisory fee of the Value Fund, computed at the annual rate of 0.89% of average daily net assets (based on the Fund’s then current asset level), compares favorably to the average advisory fees payable by mutual funds categorized by Morningstar as Equity Hedged and the Peer Group.

The Independent Trustees determined that the fees payable to the Adviser appropriately reflect the nature and scope of services provided by the Adviser (which are broader than the norm) and the value to the Fund of the Adviser’s experience, expertise and analytic capabilities. They also determined that historically, the advisory fee schedule of the Fund had been reduced as assets grew, and that this had provided the opportunity for the Fund and its shareholders to participate in economies of scale in the Adviser’s costs of providing services that may be associated with potential future growth of the Funds’ assets.

With respect to the total expenses of the Fund, the Independent Trustees considered the fact that the expense ratio of the Value Fund (excluding brokerage commissions, taxes, interest expense and any extraordinary expenses), are less than the averages for their respective peer group funds. They further noted that, notwithstanding the significant decline in the net assets of the Value Fund in recent years, the expense ratio of the Fund has not increased and, in addition, that the Fund has continued to benefit from reductions in the contractual fee rates payable pursuant to its Advisory Agreement that were implemented when the Fund’s assets were substantially greater.

The Independent Trustees also reviewed recent financial statements of the Adviser, showing the Adviser’s revenues, expenses and profitability with respect to the Fund. They noted that the admin fees were much less than the admin expenses and the Adviser has absorbed those expenses, thereby reducing its profitability. They recognized that the Adviser’s profit margins associated with providing services to the Fund have been negative and the Adviser’s profitability with respect to the Fund was not excessive when viewed in light of the scope of services provided by the Adviser and the Adviser’s adherence to its stated investment philosophy and the investment programs of the Funds. The Independent Trustees also recognized that the Adviser’s profitability with respect to the Funds has declined considerably in recent years as a consequence of declines in the total net assets of the Funds. In evaluating the Adviser’s profitability, the Independent Trustees considered the broad and unique skill set and talent of the Adviser that is required for the Adviser to pursue and to adhere to the Funds’ well-defined and disciplined investment programs, which has been a primary attraction of the Funds to investors. They determined that, notwithstanding a decline in the Adviser’s revenues and the resulting decrease in its profitability, the Adviser has available financial resources sufficient to enable it to continue to provide all required services to the Funds, without diminution of service quality, and that, to the extent declines in the net assets of the Funds reduced (or may in the future reduce further) the Adviser’s revenues, the Adviser has been able (and is expected to be able) to reduce its expenses or access capital resources so as to enable the scope and quality of services provided to the Funds to be maintained.

Based on a careful review of the investment performance and risk characteristics of the Funds and consideration of other matters deemed by them to be pertinent (including, but not limited to, the factors and information discussed above), the Independent Trustees concluded that the Adviser has provided all required services to the Funds in a satisfactory manner. They determined that this conclusion is supported by the nature and scope of advisory services required by the Funds, which are broader and more sophisticated than those required by many other mutual funds due to the nature of the Funds’ investment programs and which involve extensive use of risk-management techniques. The Independent Trustees also considered the fact that the Adviser has generally achieved lower volatility of investment returns for the Funds than would have resulted from use of a passive investment approach. They recognized that challenges associated with the Adviser’s hedging approach have reduced the returns of the Value Fund in the above period.

After evaluating all pertinent factors and information (including but not limited to the factors and information discussed above), the Board determined that the fees payable by the Fund pursuant to the Advisory Agreements are appropriate in view of the nature, scope and quality of services provided by the Adviser, and further determined that continuances of the Advisory Agreements are in the best interests of the Funds and their shareholders. Accordingly, the Board voted unanimously to approve the continuance of each of the Advisory Agreements for an additional annual period. No single factor was considered in isolation or to be determinative to this decision.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Funds. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 16.  Controls and Procedures.

(a)        The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH.  Filed herewith.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable. Applies to closed-end funds only.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date: June 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date: June 4, 2025